Cover Page	Sep. 25, 2019
Cover page.
Entity Central Index Key	0000818479
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 25, 2019
Entity Registrant Name	DENTSPLY SIRONA Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-16211
Entity Tax Identification Number	39-1434669
Entity Address, Address Line One	13320 Ballantyne Corporate Place,
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	50010
City Area Code	717
Local Phone Number	845-7511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XRAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false